CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 8,008	$ 7,801
Restricted cash	363	713
Short-term bank deposits	88,917	109,248
Other accounts receivable and prepaid expenses	4,696	5,460
Total current assets	101,984	123,222
NON-CURRENT ASSETS:
Long-term prepaid expenses	1,906	1,911
Severance pay fund	2,866	3,125
Operating lease right to use asset	1,952	2,247
Property and equipment, net	1,604	1,658
Total non-current assets	8,328	8,941
Total assets	110,312	132,163
CURRENT LIABILITIES:
Trade payables	2,154	4,621
Short-term deferred participation in R&D expenses	2,906	3,629
Current maturity of operating lease liability	615	768
Other accounts payable and accrued expenses	8,320	8,078
Total current liabilities	13,995	17,096
NON- CURRENT LIABILITIES:
Long-term deferred participation in R&D expenses	1,051	2,715
Long term operating lease liability	1,491	1,982
Accrued severance pay	3,394	3,677
Total non-current liabilities	5,936	8,374
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 4)
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: 200,000,000 shares authorized on June 30, 2022, and December 31, 2021; 86,624,643 and 86,433,432 shares issued and outstanding on June 30, 2022, and December 31, 2021, respectively	240	239
Additional paid-in capital	531,074	528,533
Accumulated deficit	(440,933)	(422,079)
Total shareholders' equity	90,381	106,693
Total liabilities and shareholders' equity	$ 110,312	$ 132,163